Earnings/(Loss) Per Share - Summary of computation of basic net (loss)/earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to ordinary shareholders	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 3,430
Less: Noncumulative dividends to Preferred Shares | ¥				(1,059)
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 2,371
Denominator:
Weighted average number of shares outstanding | shares	56,007,723	56,007,723	43,914,204	28,282,187
Earnings/(loss) per share - basic | (per share)	¥ (0.23)	$ (0.03)	¥ (3.60)	¥ 0.08